Other Real Estate Owned (OREO)	12 Months Ended
Dec. 31, 2013
Other Real Estate Owned (OREO)
Note 5. Other Real Estate Owned (OREO)

At December 31, 2013 and 2012, OREO was $800 thousand and $4.7 million, respectively. OREO is primarily comprised of residential properties, residential lots, raw land and non-residential properties associated with commercial relationships, and is located primarily in the Commonwealth of Virginia.

Changes in the balance for OREO for the years ended December 31, 2013 and 2012 are as follows:

	December 31,
(dollars in thousands)	2013	2012
Balance at the beginning of year, gross	$5,558	$8,729
Transfers from loans	1,921	5,032
Sales proceeds	(4,508)	(5,661)
Previously recognized impairment losses on disposition	(1,142)	(2,315)
(Loss) on disposition	(775)	(227)
Balance at the end of year, gross	1,054	5,558
Less valuation allowance	(254)	(811)
Balance at the end of year, net	$800	$4,747

Changes in the valuation allowance for OREO for the years ended December 31, 2013, 2012 and 2011 are as follows:

	December 31,
(dollars in thousands)	2013	2012	2011
Balance at the beginning of year	$811	$1,403	$928
Valuation allowance	585	1,723	1,386
Charge-offs	(1,142)	(2,315)	(911)
Balance at the end of year	$254	$811	$1,403

Expenses applicable to OREO, other than the valuation allowance, were $218 thousand, $421 thousand and $769 thousand for the years ended December 31, 2013, 2012 and 2011, respectively.